Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%		14.75%	8.57%
Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%		11.64%	9.06%
Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%		12.17%	9.59%
Institutional class
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%	12.61%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		13.65%	7.79%
S P 500 Select [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.75%	14.60%
S P 500 Inv [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.75%	14.60%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.75%	14.60%
S P 500 Buy Write Monthly [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	10.68%
S P 500 Enhanced [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	21.79%
S P 500 Texas Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.75%	14.60%